FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis

Fair Value Measurements at September 30, 2025
(in thousands)
Quoted
Prices in
		Active Markets	Significant	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Category Class	Total	(Level 1)	(Level 2)	(Level 3)
Derivative Liability	$-	$-	$-	$-
Total	$-	$-	$-	$-

	Fair Value Measurements at December 31, 2024
	(in thousands)
		Quoted
		Prices in
		Active Markets	Significant	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Category Class	Total	(Level 1)	(Level 2)	(Level 3)
Derivative Liability	$6,759	$-	$-	$6,759
Total	$6,759	$-	$-	$6,759

	Fair Value Measurements at December 31, 2024 (in thousands)
Category Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative Liability	$6,759	$-	$-	$6,759
Total	$6,759	$-	$-	$6,759

Schedule of fair value measurement inputs and valuation techniques

Input Range
Significant Unobservable Inputs:
Discount rate	18.7%-25.0%
Expected term (in years)	0.1-0.06
Probability scenarios:
Successful financing/IPO	27.6%-98%
Maturity	0%-20%
Qualified Financing	0%-3.4%
Change of Control	0%-3.4%

Input Range
Significant Unobservable Inputs:
Discount rate	18.7%-25.0%
Expected term (in years)	0.3-0.9
Probability scenarios:
Successful financing/IPO	27.6%-63.9%
Maturity	16%-65.5%
Qualified Financing	0%-3.4%
Change of Control	0%-3.4%

Schedule of fair value, net derivative asset (liability) measured on recurring basis, unobservable input reconciliation

Embedded
Derivative
Balance as of December 31, 2024	$6,759
Initial fair value of derivative liabilities at issuance	4,447
Change in fair value	7,040
Extinguishment of derivative liability	(18,246)
Balance as of September 30, 2025	$-

Embedded Derivative
Balance as of December 31, 2023	$-
Initial fair value of derivative liabilities at issuance	2,468
Change in fair value	4,291
Balance as of December 31, 2024	$6,759